UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   1/31/08

Item 1.  Schedule of Investments.

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited)
January 31, 2008

	Shares	Market Value
Common Stocks - 1.35%
Diversified Companies - 1.35%
Berkshire Hathaway, Inc- Class A*	73	$ 9,928,000
Total Common Stocks (cost $7,091,908)		9,928,000

Equity Funds - 98.14%
Emerging Markets - 22.27%
iShares FTSE/Xinhua China 25 Index Fund	90,000	12,937,500
iShares MSCI Brazil Index Fund	205,000	15,565,650
iShares MSCI Emerging Markets Index Fund	487,000	66,353,750
iShares MSCI Mexico Index Fund	205,000	11,375,450
iShares S&P Latin America 40 Index Fund	218,000	52,006,080
Vanguard Emerging Markets ETF	57,000	5,375,100
		163,613,530
International Equity - 11.74%
iShares MSCI EAFE Index Fund	625,000	45,181,250
iShares MSCI Japan Index Fund	218,000	2,781,680
iShares MSCI Pacific ex-Japan Index Fund	61,000	8,657,120
SPDR MSCI ACWI ex- US Fund*	155,000	5,883,800
SPDR S&P International Small Cap ETF*	25,000	763,500
Vanguard Pacific ETF	358,000	23,012,240
		86,279,590
Large Cap Blend - 6.55%
SPDR Trust Series 1	225,000	30,885,750
Vanguard Mega Cap 300 ETF*	10,000	470,800
Vanguard Total Stock Market ETF	124,000	16,747,440
		48,103,990
Large Cap Growth - 17.31%
iShares Russell 1000 Growth Index Fund	1,377,000	77,084,460
Powershares QQQ	1,111,000	50,106,100
		127,190,560
Large Cap Value - 6.24%
DIAMOND Trust, Series I	207,000	26,082,000
iShares Russell 1000 Value Index Fund	120,000	9,223,200
Vanguard Value ETF	170,000	10,574,000
		45,879,200
AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
January 31, 2008

	Shares	Market Value
Mid Cap Blend - 9.21%
iShares Russell Midcap Index Fund	270,000	$ 26,214,300
Vanguard Mid-Cap ETF	583,000	41,492,110
		67,706,410
Mid Cap Growth - 5.43%
iShares Russell Midcap Growth Index Fund	381,000	39,886,890

Small Cap Blend - 2.46%
iShares Russell 2000 Index Fund	255,000	18,074,400

Specialty - 16.93%
iShares S&P Global Telecommunications Sector Index Fund	61,000	4,384,680
iShares Silver Trust Index Fund*	55,000	9,255,950
KBW Capital Markets ETF	155,000	9,597,600
SPDR Consumer Staples Select Sector Fund	170,000	4,615,500
SPDR Energy Select Sector Fund	218,000	15,273,080
SPDR Financial Select Sector Fund	200,000	5,784,000
SPDR Industrial Select Sector Fund	700,000	26,061,000
SPDR Materials Select Sector Fund	404,000	16,184,240
SPDR S&P Biotech ETF	308,000	17,248,000
SPDR S&P Oil & Gas Equipment & Services ETF	80,000	3,842,400
SPDR Utilities Select Sector Fund	76,000	3,009,600
StreetTRACKS Gold Shares Index Fund*	100,000	9,144,000
		124,400,050

Total Equity Funds (cost $680,353,118)		721,134,620

AdvisorOne Funds

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
January 31, 2008

		Market Value
Money Market Funds - 1.15%
Goldman Sachs Prime Obligation Fund		$ 8,465,805
Total Money Market Funds (cost $8,465,805)		8,465,805

Total Investments (cost $695,910,831) - 100.64%		739,528,425
Other Assets less Liabilities - (0.64)%		(4,728,718)
NET ASSETS - 100.00%		$ 734,799,707

*Non-income producing security

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 56,145,198
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(12,527,604)
Net unrealized appreciation:		$ 43,617,594

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited)
January 31, 2008

	Shares	Market Value
Common Stock - 2.28%
Diversified Companies - 2.28%
Berkshire Hathaway, Inc- Class A*	25	$ 3,400,000
Total Common Stocks (cost $2,733,728)		3,400,000

Bond Funds - 31.12%
BlackRock Corporate High Yield Fund, Inc.	41,000	288,230
BlackRock Corporate High Yield Fund III, Inc.	41,000	289,050
BlackRock Corporate High Yield Fund V, Inc.	41,000	482,980
BlackRock Corporate High Yield Fund VI, Inc.	41,000	482,980
BlackRock Floating Rate Income Strategies Fund, Inc.	41,000	641,650
BlackRock Floating Rate Income Strategies Fund II, Inc.	41,000	633,040
Dreyfus High Yield Strategies Fund	41,000	156,620
Eaton Vance Floating - Rate Income Trust	41,000	626,890
Eaton Vance Senior Income Trust	41,000	287,410
iShares iBoxx $ High Yield Corporate Bond Fund	40,000	3,924,400
iShares Lehman Aggregate Bond Fund	200,000	20,702,000
Nuveen Floating Rate Income Fund	41,000	461,250
Nuveen Floating Rate Income Opportunity Fund	41,000	466,170
Pioneer Floating Rate Trust	41,000	652,720
RMK High Income Fund, Inc.	41,000	167,690
RMK Multi-Sector High Income Fund	41,000	175,480
SPDR Lehman High Yield Bond ETF	14,000	654,500
Van Kampen High Income Trust II	41,000	163,180
Van Kampen Senior Income Trust	377,000	2,537,210
Vanguard Intermediate Term Bond ETF	5,000	397,500
Vanguard Short Term Bond ETF	25,000	1,970,000
Vanguard Total Bond Market ETF	125,000	9,793,750
Western Asset High Income Fund II, Inc.	41,000	407,130
Total Bond Funds (cost $46,651,121)		46,361,830

Equity Funds - 61.12%
Emerging Markets - 8.58%
iShares MSCI Emerging Markets Index Fund	27,000	3,678,750
iShares S&P Latin America 40 Index Fund	20,000	4,771,200
Vanguard Emerging Markets ETF	46,000	4,337,800
		12,787,750

AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
January 31, 2008

	Shares	Market Value
International Equity - 12.64%
iShares FTSE All-World ex-US ETF	32,000	$ 1,726,400
iShares MSCI EAFE Index Fund	150,000	10,843,500
SPDR MSCI AWCI ex-US ETF *	41,000	1,556,360
SPDR S&P International Small Cap ETF*	55,000	1,679,700
Vanguard Pacific ETF	47,000	3,021,160
		18,827,120
Large Cap Blend - 7.99%
SPDR Trust Series I	85,000	11,667,950
Vanguard Mega Cap 300 ETF*	5,000	235,400
		11,903,350
Large Cap Growth - 7.74%
iShares Russell 1000 Growth Index Fund	140,000	7,837,200
Powershares QQQ	82,000	3,698,200
		11,535,400
Large Cap Value - 5.96%
Diamonds Trust Series I	54,000	6,804,000
iShares Russell 1000 Value Index Fund	14,000	1,076,040
Vanguard Value ETF	16,000	995,200
		8,875,240
Mid Cap Blend - 3.06%
Vanguard Mid-Cap ETF	64,000	4,554,880

Small Cap Blend - 0.90%
Vanguard Small Cap ETF	21,000	1,337,280

Speciality - 14.25%
iShares S&P Global Telecommunications Sector Index Fund	55,000	3,953,400
KBW Capital Markets ETF	54,000	3,343,680
SPDR Financial Select Sector Fund	80,000	2,313,600
SPDR Industrial Select Sector Fund	44,000	1,638,120
SPDR S&P Biotech Sector Fund	49,000	2,744,000
SPDR S&P Oil & Gas Equipment & Services ETF	20,000	960,600
SPDR Technology Select Sector Fund	21,000	487,620
SPDR Utilities Select Sector Fund	35,000	1,386,000
Vanguard Consumer Staples ETF	40,000	2,678,800
Vanguard Utilities ETF	21,000	1,713,600
		21,219,420

Total Equity Funds (cost $89,858,764)		91,040,440
AdvisorOne Funds

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
January 31, 2008

	Face Amount	Market Value
Structured Notes - 0.63%
Barclays ETF Plus, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 10/6/2008^	1,000,000	$ 933,330
Total Structured Notes (cost $999,392)		933,330

Money Market Funds - 5.39%
Goldman Sachs Prime Obligation Fund		8,026,043
Total Money Market Funds (cost $8,026,043)		8,026,043

Total Investments (cost $148,269,048) - 100.54%		149,761,643
Other Assets less Liabilities - (0.54)%		(806,603)
NET ASSETS - 100.00%		$ 148,955,040

* Non-income producing security
ACWI - All Country World Index	MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia, Far East	SPDR- Standard & Poors' Depository Receipts
ETF - Exchange Traded Fund	KBW- Keefe, Bruyette & Woods

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 5,747,842
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(4,255,247)
Net unrealized appreciation:		$ 1,492,595

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited)
January 31, 2008

	Shares	Market Value
Common Stock - 3.23%
Consumer Products-0.11%
Fortune Brands, Inc.	2,400	$ 167,808

Diversified Companies - 2.30%
Berkshire Hathaway, Inc- Class A*	25	3,400,000

Tobacco-0.42%
Altria Group, Inc.	3,000	227,460
British American Tobacco PLC	2,700	190,566
UST, Inc.	4,000	207,840
		625,866
Water-0.40%
American States Water Co.	6,000	206,880
Aqua America, Inc.	9,000	179,370
California Water Service Group	5,700	198,531
		584,781
Total Common Stocks (cost $4,859,654)		4,778,455

Bond Funds - 10.82%
BlackRock Corporate High Yield Fund III Inc	63,000	444,150
BlackRock Corporate High Yield Fund Inc	63,000	442,890
BlackRock Corporate High Yield Fund V Inc	63,000	742,140
BlackRock Corporate High Yield Fund VI Inc	63,000	742,140
BlackRock Floating Rate Income Strategies Fund II Inc	63,000	972,720
BlackRock Floating Rate Income Strategies Fund Inc	63,000	985,950
Dreyfus High Yield Strategies Fund	63,000	240,660
Eaton Vance Floating-Rate Income Trust	63,000	963,270
Eaton Vance Senior Income Trust	63,000	441,630
iShares iBoxx $ High Yield Corporate Bond Fund	5,000	490,550
iShares Lehman Aggregate Bond Fund	18,000	1,863,180
Nuveen Floating Rate Income Fund	63,000	708,750
Nuveen Floating Rate Income Opportunity Fund	63,000	716,310
Pioneer Floating Rate Trust	63,000	1,002,960
RMK High Income Fund Inc	63,000	257,670
RMK Multi-Sector High Income Fund	63,000	269,640

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
January 31, 2008

	Shares	Market Value
Bond Funds - 10.82% (continued)
SPDR Lehman High Yield Bond ETF	11,000	$ 514,250
Van Kampen High Income Trust II	63,000	250,740
Van Kampen Senior Income Trust	76,000	511,480
Vanguard Total Bond Market ETF	36,000	2,820,600
Western Asset High Income Fund II, Inc.	63,000	625,590
Total Bond Funds (cost $17,549,153)		16,007,270

Equity Funds - 83.53%
Emerging Market-Equity-25.27%
iShares FTSE/Xinhua China 25 Index Fund	17,000	2,443,750
iShares MSCI Brazil Index Fund	30,000	2,277,900
iShares MSCI Emerging Markets Index Fund	93,000	12,671,250
iShares MSCI Mexico Index Fund	30,000	1,664,700
iShares S&P Latin America 40 Index Fund	44,000	10,496,640
SPDR S&P BRIC 40 ETF	76,000	2,106,720
SPDR S&P China ETF	11,000	816,200
SPDR S&P Emerging Asia Pacific Index Fund*	11,000	852,280
Vanguard Emerging Markets ETF	43,000	4,054,900
		37,384,340
International Equity-13.97%
iShares MSCI Pacific ex-Japan Index Fund	52,000	7,379,840
SPDR MSCI ACWI ex-US ETF	74,000	2,809,040
SPDR S&P International Small Cap ETF	55,000	1,679,700
Vanguard FTSE All-World ex-US ETF	70,000	3,776,500
Vanguard Pacific ETF	78,000	5,013,840
		20,658,920
Large Cap Blend-2.09%
Vanguard Large-Cap ETF	50,000	3,087,000

Large Cap Growth-5.91%
iShares Russell 1000 Growth Index Fund	42,000	2,351,160
Powershares QQQ	76,000	3,427,600
Vanguard Growth ETF	50,000	2,964,000
		8,742,760

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
January 31, 2008

	Shares	Market Value
Large Cap Value-6.98%
DIAMONDS Trust Series I	82,000	$ 10,332,000

Mid Cap Blend-1.88%
Vanguard Mid-Cap ETF	39,000	2,775,630

Speciality-27.43%
Consumer Staples Select Sector SPDR Fund	215,000	5,837,250
Energy Select Sector SPDR Fund	30,000	2,101,800
Industrial Select Sector SPDR Fund	74,000	2,755,020
iPath Dow Jones-AIG Commodity Index Total Return ETN*	10,000	586,000
iShares Dow Jones Transportation Average Index Fund	4,000	340,320
iShares Dow Jones US Oil Equipment & Services Index Fund	32,000	1,757,120
iShares Russell 2000 Index Fund	25,000	1,772,000
iShares S&P Global Telecommunications Sector Index Fund	28,000	2,012,640
iShares Silver Trust	13,000	2,187,770
KBW Capital Markets ETF	76,000	4,705,920
KBW Insurance ETF	35,000	1,741,250
Materials Select Sector SPDR Fund	60,000	2,403,600
SPDR Financial Select Sector Fund	50,000	1,446,000
SPDR S&P Biotech ETF	67,000	3,752,000
SPDR S&P Oil & Gas Equipment & Services ETF	42,000	1,467,480
SPDR S&P Oil & Gas Exploration & Production ETF	40,000	1,921,200
Streettracks Gold Trust	30,000	2,743,200
Technology Select Sector SPDR Fund	45,000	1,044,900
		40,575,470

Total Equity Funds (cost $116,980,553)		123,556,120

AdvisorOne Funds

Schedule of Investments - Berolina Fund (Unaudited) (Continued)
January 31, 2008

	Face Amount	Market Value
Structured Notes - 2.53%
Barclays ETF Plus, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 11/6/2008^	2,000,000	$ 1,667,420
Barclays Medium Term, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 9/8/2008^	2,000,000	2,080,600
Total Structured Notes (cost $3,998,877)		3,748,020

Money Market Funds - 1.19%
Goldman Sachs Prime Obligation Fund		1,752,988
Total Money Market Funds (cost $1,752,988)		1,752,988

Total Investments (cost $145,141,225) - 101.30%		149,842,853
Other Assets less Liabilities - (1.30)%		(1,926,587)
NET ASSETS - 100.00%		$ 147,916,266

*Non-income producing security	ETF - Exchange Traded Fund
^ Variable rate security. Interest rate is as of January 31, 2008	ETN- Exchange Traded Note
ACWI - All Country World Index	DJ- Dow Jones
ADR- American Depositary Receipt	MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia, Far East	SPDR- Standard & Poors' Depositary Receipts

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 9,146,734
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(4,445,106)
Net unrealized appreciation:		$ 4,701,628

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited)
January 31, 2008

	Shares	Market Value
Common Stock - 3.66%
Diversified Companies - 3.66%
Berkshire Hathaway, Inc- Class A*	40	$ 5,440,000
Total Common Stocks (cost $4,627,450)		5,440,000

Equity Funds - 95.17%
Emerging Markets - 16.11%
iShares MSCI Brazil Index Fund	54,000	4,100,220
iShares MSCI Emerging Markets Index Fund	56,000	7,630,000
iShares MSCI Mexico Index Fund	19,500	1,082,055
iShares MSCI Taiwan Index Fund	84,000	1,155,000
iShares S&P Latin America 40 Index Fund	17,000	4,055,520
SPDR S&P BRIC 40 ETF *	71,000	1,968,120
SPDR S&P Emerging Asia Pacific Index Fund*	40,000	3,099,200
Vanguard Emerging Markets ETF	9,000	848,700
		23,938,815
International Equity - 13.18%
iShares MSCI EAFE Growth Index Fund	36,000	2,588,400
iShares MSCI EAFE Index Fund	45,000	3,253,050
iShares MSCI Germany Index Fund	25,000	778,500
iShares MSCI Hong Kong Index Fund	58,000	1,157,680
iShares MSCI Netherlands Index Fund	29,000	785,030
iShares MSCI Singapore Index Fund	114,000	1,387,380
iShares S&P Global 100 Index Fund	83,000	6,142,000
SPDR MSCI ACWI ex- US Fund *	30,000	1,138,800
SPDR S&P International Small Cap ETF*	41,000	1,252,140
WisdomTree International Small Cap Dividend Fund	18,000	1,095,480
		19,578,460
Large Cap Blend - 14.35%
iShares Morningstar Large Core Index Fund	97,000	7,361,330
iShares S&P 500 Index Fund	77,000	10,595,970
Rydex Russell Top 50 Fund	32,500	3,348,475
		21,305,775
Large Cap Growth - 6.51%
iShares Russell 1000 Growth Index Fund	172,800	9,673,344

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
January 31, 2008

	Shares	Market Value
Large Cap Value - 8.96%
iShares Russell 1000 Value Index Fund	107,000	$ 8,224,020
iShares S&P 500 Value Index Fund	69,000	5,083,230
		13,307,250
Mid Cap Blend - 4.44%
iShares Morningstar Mid Core Index Fund	50,000	3,877,500
iShares Russell Midcap Index Fund	28,000	2,718,520
		6,596,020
Mid Cap Growth - 3.38%
iShares Russell Midcap Growth Index Fund	48,000	5,025,120

Speciality - 28.24%
iPATH GSCI Total Return Index ETN*	13,000	689,910
iShares DJ U.S. Basic Materials Sector Index Fund	26,000	1,919,060
iShares DJ U.S. Broker-Dealer Index Fund	20,000	968,200
iShares DJ U.S. Insurance Index Fund	65,000	3,062,150
iShares DJ U.S. Telecommunications Sector Index Fund	40,000	1,054,400
iShares DJ U.S. Transportation Average Index Fund	22,000	1,871,760
iShares S&P Global Consumer Staples Sector Index Fund	44,000	2,596,000
iShares S&P Global Energy Sector Index Fund	13,000	1,638,130
iShares S&P Global Healthcare Sector Index Fund	29,000	1,625,160
iShares S&P Global Industrials Sector Index Fund	45,000	2,615,400
iShares S&P Global Technology Sector Index Fund	113,000	6,554,000
iShares S&P GSTI Software Index Fund *	48,000	2,244,480
KBW Capital Markets Fund	51,000	3,157,920
KBW Insurance Fund	8,000	398,000
PowerShares Deutsche Bank Agriculture Fund *	60,000	2,219,400
PowerShares Water Resources Portfolio	11,000	213,510
Rydex S&P Equal Weight Technology ETF*	7,000	315,350
SPDR Industrial Select Sector Fund	73,000	2,717,790
SPDR S&P Biotech ETF	37,000	2,072,000
SPDR Technology Select Sector Fund	173,000	4,017,060
		41,949,680

Total Equity Funds (cost $139,158,232)		141,374,464

AdvisorOne Funds

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
January 31, 2008

		Market Value
Money Market Funds - 1.67%
Goldman Sachs Prime Obligation Fund		$ 2,473,435
Total Money Market Funds (cost $2,473,435)		2,473,435

Total Investments (cost $146,259,117) - 100.50%		149,287,899
Other Assets less Liabilities - (0.50)%		(740,254)
NET ASSETS - 100.00%		$ 148,547,645

*Non-income producing security
ACWI - All Country World Index	GSCI- Goldman Sachs Commodity Index
DJ- Dow Jones	GSTI- Goldman Sachs Technology Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETN- Exchange Traded Note	MSCI- Morgan Stanley Capital International
ETF- Exchange Traded Fund	SPDR- Standard & Poors' Depositary Receipts

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 6,955,912
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(3,927,130)
Net unrealized appreciation:		$ 3,028,782

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited)
January 31, 2008

	Shares	Market Value
Common Stock - 1.07%
Diversified Companies - 1.07%
Berkshire Hathaway, Inc- Class B*	100	$ 455,000
Total Common Stocks (cost $446,387)		455,000

Bond Funds - 15.96%
iShares iBoxx $ High Yield Corporate Bond Fund	5,000	490,550
iShares iBoxx Investment Grade Corporate Bond Fund	13,000	1,398,800
iShares Lehman MBS Fixed-Rate Bond Fund	39,000	4,029,090
iShares Lehman U.S. TIPS Fund	3,000	328,590
SPDR International Treasury Bond ETF	10,000	549,300
Total Bond Funds (cost $6,651,070)		6,796,330

Equity Funds - 78.73%
Emerging Markets - 8.98%
iShares MSCI Brazil Index Fund	14,000	1,063,020
iShares MSCI Emerging Markets Index Fund	7,000	953,750
iShares MSCI Taiwan Index Fund	22,000	302,500
iShares S&P Latin America 40 Index Fund	5,000	1,192,800
SPDR S&P Emerging Asia Pacific ETF*	4,000	309,920
		3,821,990

International Equity - 10.59%
iShares MSCI EAFE Growth Index Fund	12,000	862,800
iShares MSCI EAFE Index Fund	7,000	506,030
iShares MSCI Canada Index Fund	10,000	303,300
iShares MSCI Germany Index Fund	10,000	311,400
iShares MSCI Hong Kong Index Fund	12,000	239,520
iShares MSCI Netherlands Index Fund	7,000	189,490
iShares MSCI Singapore Index Fund	18,000	219,060
iShares S&P Global 100 Index Fund	11,000	814,000
SPDR DJ Global Titans ETF	7,000	514,850
SPDR S&P International Small Cap ETF*	10,000	305,400
WisdomTree International Small Cap Dividend Fund	4,000	243,440
		4,509,290
Large Cap Blend - 19.71%
iShares Morningstar Large Core Index Fund	25,000	1,897,250
iShares S&P 500 Index Fund	28,000	3,853,080
Rydex Russell Top 50 Fund	22,000	2,266,660
Vanguard Mega Cap 300 ETF*	8,000	376,640
		8,393,630
AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
January 31, 2008

	Shares	Market Value
Large Cap Growth - 3.76%
iShares Morningstar Large Growth Index Fund	4,000	$ 258,040
iShares Russell 1000 Growth Index Fund	24,000	1,343,520
		1,601,560
Large Cap Value - 7.47%
iShares Russell 1000 Value Index Fund	27,000	2,075,220
iShares S&P 500 Value Index Fund	15,000	1,105,050
		3,180,270
Mid Cap Blend - 0.55%
iShares Morningstar Mid Core Index Fund	3,000	232,650

Mid Cap Growth - 2.14%
iShares Morningstar Mid Growth Index Fund	10,000	913,300

Speciality - 25.53%
iPATH Dow Jones-AIG Commodity Index Total Return ETN *	8,000	468,800
iShares DJ U.S. Broker-Dealer Index Fund	5,000	242,050
iShares DJ U.S. Insurance Index Fund	28,000	1,319,080
iShares DJ U.S. Medical Devices Index Fund *	10,000	569,400
iShares DJ U.S. Telecommunications Sector Index Fund	8,000	210,880
iShares DJ U.S. Transportation Average Index Fund	9,000	765,720
iShares S&P Global Consumer Staples Sector Index Fund	9,000	531,000
iShares S&P Global Healthcare Sector Index Fund	10,000	560,400
iShares S&P Global Industrials Sector Index Fund	2,100	1,220,520
iShares S&P Global Technology Sector Index Fund	31,000	1,798,000
iShares S&P GSTI Software Index Fund *	14,000	654,640
KBW Capital Markets Fund ETF	14,000	866,880
SPDR S&P Biotech ETF	6,000	336,000
UltraShort Russell 2000 ProShares	10,000	802,300
Vanguard Information Technology Index Fund	10,000	525,300
		10,870,970

Total Equity Funds (cost $33,627,229)		33,523,660

AdvisorOne Funds

Schedule of Investments - Liahona Fund (Unaudited)(Continued)
January 31, 2008

		Market Value
Money Market Funds - 5.12%
Goldman Sachs Prime Obligation Fund		$ 1,280,394
Milestone Treasury Obligation Portfolio- Institutional Class		900,000
Total Money Market Funds (cost $2,180,394)		2,180,394

Total Investments (cost $42,905,080) - 100.88%		42,955,384
Other Assets less Liabilities - (0.88)%		(373,028)
NET ASSETS - 100.00%		$ 42,582,356

*Non-income producing security	KBW- Keefe, Bruyette & Woods
DJ- Dow Jones	MBS- Mortgage-Backed Securities
EAFE- Europe, Australasia, Far East	MSCI- Morgan Stanley Capital International
ETF- Exchange Traded Fund	SPDR- Standard & Poors' Depositary Receipts
ETN- Exchange Traded Note	TIPS-Treasury Inflation Protected Securities
GSTI- Goldman Sachs Technology Index

At January 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 1,248,332
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(1,198,028)
Net unrealized appreciation:		$ 50,304

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of January 31, 2008, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

3/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

3/19/08

By (Signature and Title)

            /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

3/19/08